Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to ordinary shareholders and a reconciliation of the numerator and denominator used in the calculation:

	Three Months Ended
	March 31, 2017	March 25, 2016
Numerator:
Net income from continuing operations	$12,952	$1,832
Undistributed earnings attributed to preferred shareholders	—	(1,825)

Net income from continuing operations, attributable to ordinary shareholders	$12,952	$7

Net loss from discontinued operations, attributable to ordinary shareholders	$(112)	$(1,725)

Net income	$12,840	$107
Undistributed earnings attributed to preferred shareholders	—	(107)

Net income, attributable to ordinary shareholders	$12,840	$—

Denominator:
Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	935,200	154,624
Dilutive effect of restricted shares	50,474	29,592

Weighted average number of shares used in diluted per share calculation for net income from continuing operations	25,640,089	249,889

Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	—	—
Dilutive effect of restricted shares	—	—

Weighted average number of shares used in diluted per share calculation for net loss from discontinued operations	24,654,415	65,673

Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	935,200	—
Dilutive effect of restricted shares	50,474	—

Weighted average number of shares used in diluted per share calculation for net income	25,640,089	65,673

Net income (loss) per share attributable to ordinary shareholders:
Continuing operations:
Basic	$0.53	$0.11
Diluted	$0.51	$0.03
Discontinued operations:
Basic	$—	$(26.27)
Diluted	$—	$(26.27)
Total:
Basic	$0.52	$—
Diluted	$0.50	$—

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to ordinary shareholders and a reconciliation of the numerator and denominator used in the calculation:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Numerator:
Net income from continuing operations	$20,779	$12,807	$5,782
Preferred share dividend	—	(22,127)	—
Undistributed earnings attributed to preferred shareholders	(19,060)	—	(5,779)

Net income (loss) from continuing operations, attributable to ordinary shareholders	$1,719	$(9,320)	$3

Net income (loss) from discontinued operations	$(4,117)	$(7,181)	$386
Undistributed earnings attributed to preferred shareholders	—	—	(386)

Net loss from discontinued operations, attributable to ordinary shareholders	$(4,117)	$(7,181)	$—

Net income	$16,662	$5,626	$6,168
Preferred share dividend	—	(22,127)	—
Undistributed earnings attributed to preferred shareholders	(15,284)	—	(6,165)

Net income (loss), attributable to ordinary shareholders	$1,378	$(16,501)	$3

Denominator:
Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	306,871	—	—
Dilutive effect of restricted shares	157,759	—	10,020

Weighted average number of shares used in diluted per share calculation for net income (loss) continuing operations	1,967,926	31,875	18,422

Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	—	—	—
Dilutive effect of restricted shares	—	—	10,020

Weighted average number of shares used in diluted per share calculation for net loss from discontinued operations	1,503,296	31,875	18,422

Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	306,871	—	—
Dilutive effect of restricted shares	157,759	—	10,020

Weighted average number of shares used in diluted per share calculation for net income (loss)	1,967,926	31,875	18,422

Net income (loss) per share attributable to ordinary shareholders:
Continuing operations:
Basic	$1.14	$(292.39)	$0.36
Diluted	$0.87	$(292.39)	$0.16
Discontinued operations:
Basic	$(2.74)	$(225.29)	$—
Diluted	$(2.74)	$(225.29)	$—
Total:
Basic	$0.92	$(517.68)	$0.36
Diluted	$0.70	$(517.68)	$0.16